Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Amplify ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001633061
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 02, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 02, 2020
Prospectus Date	rr_ProspectusDate	Mar. 02, 2020
Amplify Advanced Battery Metals and Materials ETF | Amplify Advanced Battery Metals and Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BATT
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWAN
Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF | Amplify CrowdBureau® Peer-to-Peer Lending & Crowdfunding ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LEND
Amplify CWP Enhanced Dividend Income ETF | Amplify CWP Enhanced Dividend Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVO
Amplify EASI Tactical Growth ETF | Amplify EASI Tactical Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EASI
Amplify High Income ETF | Amplify High Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YYY
Amplify International Online Retail ETF | Amplify International Online Retail ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	XBUY
Amplify Online Retail ETF | Amplify Online Retail ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBUY
Amplify Transformational Data Sharing ETF | Amplify Transformational Data Sharing ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BLOK